Loans receivable, net of allowances - Credit Quality Indicators (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	$ 32,293	$ 36,709
Consumer Loan
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	32,293	36,709
Total past due
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	17,450	18,592
1-30 days past due
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	2,643	4,037
31-60 days past due
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	1,441	2,133
61-90 days past due
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	1,208	1,773
91-120 days past due
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	1,211	1,214
121-150 days past due
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	1,124	1,131
151-180 days past due
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	1,166	1,647
181-210 days past due
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	1,252	1,094
211-240 days past due
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	1,387	1,043
241-270 days past due
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	1,363	1,017
271-300 days past due
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	1,450	1,219
301-330 days past due
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	1,622	1,145
331-360 days past due
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	1,583	1,139
To become due
Financing Receivable, Credit Quality Indicator [Line Items]
Loans receivable	$ 14,843	$ 18,117